Commitments and Contingencies (10K) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Oct. 22, 2013	Oct. 31, 2014	Jul. 31, 2014	Sep. 30, 2013	Apr. 30, 2013	Dec. 31, 2013	Apr. 29, 2013	Oct. 31, 2013	Jun. 05, 2013
Convertible debt				$ 5,000,000	$ 1,000,000
License Agreement [Member]
Percentage of sale of the licensed product equal	3.00%	3.00%
Annual minimum royalty for life of the patent rights	25,000	25,000
Payment of UCLA annual maintenance fee	10,000	10,000
Food and drug administration marketing approval	50,000	50,000
Commercial sale amount	25,000	25,000
License Agreement [Member] | UCLA [Member]
Payment of UCLA annual maintenance fee			2,500,000
Due from private placements			100,000
Percentage amount raised of private placement			2.00%
License commitment fee due date			Jun. 01, 2014
License Agreement [Member] | UCLA [Member] | October 22, 2013 [Member]
Payment of UCLA annual maintenance fee		2,500,000
Percentage amount raised of private placement		2.00%
License commitment fee due date		Jul. 01, 2014
License Agreement [Member] | UCLA [Member] | October 22, 2013 [Member]
Due from private placements		100,000
Phase 1 Clinical Trial [Member]
Notes payable	25,000	25,000
Phase 3 Clinical Trial [Member]
Notes payable	50,000	50,000
License commitment fee	100,000	100,000
PIPE [Member] | Bank [Member] | Minimum [Member]
Public equity transaction in an amount		8,000,000
PIPE [Member] | Bank [Member] | Maximum [Member]
Public equity transaction in an amount		10,000,000
AFH [Member]
Percentage of over allotment option		15.00%
Initial public offering amount		40,000,000
Payment to acquisition of asset value		590,000
AFH [Member] | PIPE [Member]
Percentage of over allotment option		15.00%
Issuance of warrants to purchase of common stock		500,000
Warrants term		5 years
Investors [Member] | PIPE [Member]
Private financing debt equity		10,000,000
Percentage of over allotment option		15.00%
Bridge Financing [Member]
Principal amount						250,000	300,000
Note accrued interest rate	12.00%	12.00%
Percentage of warrants issued to purchase common stock	50.00%	50.00%
Original principal amount price per share	$ 1.00	$ 1.00
Equity securities issued amount	2,500,000	2,500,000
Bridge Financing [Member] | AFH [Member]
Business acquisition purchase price						50,000		50,000
Bridge Financing [Member] | MTF [Member]
Principal amount									100,000
Bridge Financing [Member] | Orthofix, Corp. [Member]
Principal amount										$ 150,000	$ 100,000